UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5245

Dreyfus Strategic Municipals, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	6/30/2013

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Municipals, Inc.
June 30, 2013 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--154.5%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--1.2%
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/17	4,520,000		4,526,509
Jefferson County,
Limited Obligation School
Warrants	5.00	1/1/24	2,000,000		1,996,100
Alaska--1.8%
Northern Tobacco Securitization
Corporation of Alaska, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/46	12,190,000		9,515,758
Arizona--6.0%
Apache County Industrial
Development Authority, PCR
(Tucson Electric Power Company
Project)	4.50	3/1/30	4,000,000		3,863,120
Arizona Housing Finance Authority,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FHLMC, FNMA
and GNMA)	5.55	12/1/41	2,905,000		3,042,145
Barclays Capital Municipal Trust
Receipts (Series 21W) (Salt
River Project Agricultural
Improvement and Power
District, Salt River Project
Electric System Revenue)	5.00	1/1/38	17,210,000	a,b	18,316,259
Phoenix Civic Improvement
Corporation, Senior Lien
Airport Revenue	5.00	7/1/19	2,250,000		2,586,443
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	3,410,000		3,013,110
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/37	500,000		495,545
California--17.8%
Alameda Corridor Transportation
Authority, Senior Lien Revenue	5.00	10/1/20	1,730,000		2,020,380
Barclays Capital Municipal Trust
Receipts (Series 80W) (Los
Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport))	5.00	5/15/31	5,247,500	a,b	5,630,671
California,
GO (Various Purpose)	5.75	4/1/31	10,800,000		11,920,392

California,
GO (Various Purpose)	6.50	4/1/33	10,000,000		11,995,800
California,
GO (Various Purpose)	6.00	11/1/35	7,500,000		8,747,850
California State Public Works
Board, LR (The Regents of the
University of California)
(Various University of
California Projects)	5.00	4/1/34	3,495,000		3,744,403
California Statewide Communities
Development Authority, Revenue
(Bentley School)	7.00	7/1/40	2,090,000		2,276,950
California Statewide Communities
Development Authority, Revenue
(Bentley School)	0.00	7/1/50	645,000	c	29,670
California Statewide Communities
Development Authority, Student
Housing Revenue (CHF-Irvine,
LLC-UCI East Campus
Apartments, Phase II)	5.75	5/15/32	2,000,000		2,074,640
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	1,755,000		1,650,858
JPMorgan Chase Putters/Drivers
Trust (Series 3851)
(California Educational
Facilities Authority, Revenue
(University of Southern
California))	5.25	10/1/16	10,100,000	a,b	11,126,059
Los Angeles Department of Water
and Power, Water System Revenue	5.00	7/1/43	5,000,000		5,247,700
Sacramento County,
Airport System Subordinate and
Passenger Facility Charges
Grant Revenue	6.00	7/1/35	6,250,000		7,066,250
San Buenaventura,
Revenue (Community Memorial
Health System)	7.50	12/1/41	2,000,000		2,284,820
San Diego Public Facilities
Financing Authority, Senior
Sewer Revenue	5.25	5/15/34	2,500,000		2,785,125
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue (Mission
Bay South Public Improvements)	5.00	8/1/23	1,000,000		1,045,280
Sonoma-Marin Area Rail Transit
District, Measure Q Sales Tax
Revenue	5.00	3/1/27	4,000,000		4,376,440
Tobacco Securitization Authority
of Southern California,

Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	5.00	6/1/37	7,300,000		6,056,518
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	5.88	1/1/29	3,500,000		3,994,060
Colorado--3.1%
Beacon Point Metropolitan
District, GO	6.25	12/1/35	2,000,000		1,932,140
Colorado Educational and Cultural
Facilities Authority, Charter
School Revenue (American
Academy Project)	8.00	12/1/40	3,500,000		4,023,425
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	5.00	2/1/41	6,000,000		6,098,220
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	6.60	8/1/32	660,000		692,980
Southlands Metropolitan District
Number 1, GO (Prerefunded)	7.13	12/1/14	2,000,000	d	2,193,600
The Plaza Metropolitan District
Number 1, Revenue	5.00	12/1/17	1,170,000		1,254,427
Delaware--.9%
Delaware Economic Development
Authority, Exempt Facility
Revenue (Indian River Power
LLC Project)	5.38	10/1/45	5,000,000		4,905,650
Florida--8.5%
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/22	5,465,000		6,133,533
Clearwater,
Water and Sewer Revenue	5.25	12/1/39	5,000,000		5,333,350
Florida Board of Education,
Public Education Capital
Outlay Bonds	5.00	6/1/17	3,000,000		3,439,440
Greater Orlando Aviation
Authority, Airport Facilities
Revenue	6.25	10/1/20	8,000,000		9,595,440
Martin County Industrial
Development Authority, IDR
(Indiantown Cogeneration, L.P.
Project)	4.20	12/15/25	2,500,000		2,352,625
Miami-Dade County,
Subordinate Special Obligation
Revenue	5.00	10/1/35	3,500,000		3,615,010
Mid-Bay Bridge Authority,
Springing Lien Revenue	7.25	10/1/34	6,000,000		7,154,460

Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	6.00	8/1/45	6,500,000	6,877,780
Georgia--5.7%
Atlanta,
Airport General Revenue	5.00	1/1/26	5,000,000	5,294,900
Atlanta,
Water and Wastewater Revenue	6.00	11/1/27	6,000,000	7,002,000
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/34	4,000,000	4,229,200
Brooks County Development
Authority, Senior Health and
Housing Facilities Revenue
(Presbyterian Home, Quitman,
Inc.) (Collateralized; GNMA)	5.70	1/20/39	4,445,000	4,568,971
Fulton County Development
Authority, Revenue (Georgia
Tech North Avenue Apartments
Project) (Insured; XLCA)	5.00	6/1/32	2,300,000	2,444,969
Georgia Higher Education
Facilities Authority, Revenue
(USG Real Estate Foundation I,
LLC Project) (Insured; Assured
Guaranty Municipal Corp.)	5.63	6/15/38	6,000,000	6,594,360
Hawaii--.9%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawai'i Pacific
Health Obligated Group)	5.75	7/1/40	4,415,000	4,676,898
Idaho--1.0%
Power County Industrial
Development Corporation, SWDR
(FMC Corporation Project)	6.45	8/1/32	5,000,000	5,005,400
Illinois--5.6%
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)	5.63	1/1/35	5,000,000	5,401,300
Chicago,
Sales Tax Revenue	5.25	1/1/38	3,500,000	3,745,105
Greater Chicago Metropolitan Water
Reclamation District, GO
Capital Improvement Limited
Tax Bonds	5.00	12/1/32	7,500,000	8,087,325
Illinois,
GO	5.00	4/1/23	6,000,000	6,473,040
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	6.00	6/1/28	5,050,000	5,621,206

Indiana--2.5%
Indiana Finance Authority,
Educational Facilities Revenue
(Butler University Project)	5.00	2/1/32	2,110,000		2,097,277
Indiana Finance Authority,
Midwestern Disaster Relief
Revenue (Ohio Valley Electric
Corporation Project)	5.00	6/1/39	5,000,000		4,823,800
Indiana Finance Authority,
Revenue (Marquette Project)	5.00	3/1/39	1,400,000		1,380,974
Indianapolis Local Public
Improvement Bond Bank, Revenue
(Indianapolis Airport
Authority Project) (Insured;
AMBAC)	5.00	1/1/36	4,500,000		4,583,295
Iowa--1.3%
Iowa Finance Authority,
Midwestern Disaster Area
Revenue (Iowa Fertilizer
Company Project)	5.25	12/1/25	5,000,000		4,910,350
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	5.60	6/1/34	2,000,000		1,806,140
Kansas--.2%
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	5.70	12/1/35	1,025,000		1,062,710
Kentucky--.5%
Louisville/Jefferson County Metro
Government, Health Facilities
Revenue (Jewish Hospital and
Saint Mary's HealthCare, Inc.
Project) (Prerefunded)	6.13	2/1/18	2,300,000	d	2,786,266
Louisiana--1.7%
Lakeshore Villages Master
Community Development
District, Special Assessment
Revenue	5.25	7/1/17	2,979,000	e	1,176,765
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	7,000,000		7,504,000
Maine--.7%
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	7.50	7/1/32	3,000,000		3,576,210
Massachusetts--9.8%
Barclays Capital Municipal Trust

Receipts (Series 15W)
(Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue))	5.00	7/1/38	13,110,000	a,b	14,311,007
JPMorgan Chase Putters/Drivers
Trust (Series 3840)
(Massachusetts Development
Finance Agency, Revenue
(Harvard University Issue))	5.25	2/1/34	10,000,000	a,b	11,094,200
JPMorgan Chase Putters/Drivers
Trust (Series 3898)
(Massachusetts, Consolidated
Loan)	5.00	4/1/19	8,600,000	a,b	9,546,516
Massachusetts Development Finance
Agency, Revenue (Partners
HealthCare System Issue)	5.00	7/1/36	5,000,000		5,224,650
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Issue K)	5.25	7/1/29	5,000,000		4,999,950
Massachusetts Health and
Educational Facilities
Authority, Revenue (Suffolk
University Issue)	6.25	7/1/30	5,650,000		6,064,089
Michigan--8.3%
Charyl Stockwell Academy,
COP	5.90	10/1/35	2,580,000		2,177,701
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.00	7/1/27	2,500,000		2,733,700
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.50	7/1/33	5,700,000		6,347,349
Detroit,
Water Supply System Senior
Lien Revenue	5.00	7/1/31	3,000,000		2,937,240
Detroit Water and Sewerage
Department, Senior Lien Sewage
Disposal System Revenue	5.25	7/1/39	2,000,000		1,944,720
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.00	7/1/35	2,930,000		3,037,121
Michigan Hospital Finance
Authority, HR (Henry Ford
Health System)	5.63	11/15/29	5,000,000		5,273,250
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	9,600,000		9,180,672
Royal Oak Hospital Finance

Authority, HR (William
Beaumont Hospital Obligated
Group)	8.25	9/1/39	5,500,000	6,730,295
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/34	3,435,000	3,439,122
Minnesota--2.0%
Dakota County Community
Development Agency, SFMR
(Mortgage-Backed Securities
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.15	12/1/38	463,076	477,871
Dakota County Community
Development Agency, SFMR
(Mortgage-Backed Securities
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.30	12/1/39	640,069	666,408
Minneapolis
Health Care System Revenue
(Fairview Health Services)
(Insured; Assured Guaranty
Municipal Corp.)	6.50	11/15/38	5,000,000	5,829,600
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	5.15	11/15/20	3,310,000	3,507,276
Mississippi--2.9%
Mississippi Business Finance
Corporation, PCR (System
Energy Resources, Inc. Project)	5.88	4/1/22	9,310,000	9,332,530
Mississippi Development Bank,
Special Obligation Revenue
(Magnolia Regional Health
Center Project)	6.50	10/1/31	5,000,000	5,659,000
Missouri--.4%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue
(Independence, Crackerneck
Creek Project)	5.00	3/1/28	2,000,000	2,004,820
Nevada--1.0%
Clark County,
Passenger Facility Charge
Revenue (Las Vegas-McCarran
International Airport)	5.00	7/1/30	5,000,000	5,304,600
New Jersey--4.2%
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.00	6/15/28	1,625,000	1,648,416
New Jersey Economic Development

Authority, Cigarette Tax
Revenue (Prerefunded)	5.75	6/15/14	3,000,000	d	3,158,910
New Jersey Economic Development
Authority, Special Facility
Revenue (Continental Airlines,
Inc. Project)	5.13	9/15/23	3,000,000		2,912,730
New Jersey Economic Development
Authority, Special Facility
Revenue (Continental Airlines,
Inc. Project)	5.25	9/15/29	2,000,000		1,885,220
New Jersey Higher Education
Student Assistance Authority,
Senior Student Loan Revenue	5.00	12/1/18	2,500,000		2,769,325
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty Municipal
Corp.)	6.13	6/1/30	5,000,000		5,294,050
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	5,500,000		4,413,365
New Mexico--1.5%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	5.90	6/1/40	7,000,000		7,335,440
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	6.15	7/1/35	515,000		546,657
New York--14.2%
Barclays Capital Municipal Trust
Receipts (Series 7B) (New York
City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue)	5.50	11/1/27	5,000,000	a,b	5,799,050
Barclays Capital Municipal Trust
Receipts (Series 29W) (New
York City Municipal Water
Finance Authority, Water and
Sewer System General
Resolution Revenue)	5.00	6/15/39	20,000,000	a,b	20,954,200
JPMorgan Chase Putters/Drivers
Trust (Series 3857) (New York
City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue)	5.25	11/1/18	5,000,000	a,b	5,787,200
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/1/28	2,500,000		2,699,225
New York City,

GO	4.00	8/1/17	3,140,000		3,485,902
New York City Educational
Construction Fund, Revenue	6.50	4/1/27	4,490,000		5,491,584
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; Assured
Guaranty Municipal Corp.)	7.00	3/1/49	5,000,000		5,924,400
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/38	10,000,000		10,644,400
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.13	12/1/29	5,625,000		6,036,638
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	2,500,000		2,662,025
Niagara Area Development
Corporation, Solid Waste
Disposal Facility Revenue
(Covanta Energy Project)	5.25	11/1/42	3,000,000		2,760,900
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)	6.00	12/1/36	2,000,000		2,241,060
Ohio--4.3%
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	3,850,000		3,941,861
Canal Winchester Local School
District, School Facilities
Construction and Improvement
and Advance Refunding Bonds
(GO - Unlimited Tax) (Insured;
National Public Finance
Guarantee Corp.)	0.00	12/1/29	3,955,000	c	1,925,729
Canal Winchester Local School
District, School Facilities
Construction and Improvement
and Advance Refunding Bonds
(GO - Unlimited Tax) (Insured;
National Public Finance
Guarantee Corp.)	0.00	12/1/31	3,955,000	c	1,742,019
Muskingum County,
Hospital Facilities Revenue
(Genesis HealthCare System
Obligated Group Project)	5.00	2/15/22	4,590,000		4,742,434
Ohio Air Quality Development
Authority, Air Quality Revenue
(Ohio Valley Electric

Corporation Project)	5.63	10/1/19	1,900,000		2,163,378
Port of Greater Cincinnati
Development Authority, Tax
Increment Development Revenue
(Fairfax Village Red Bank
Infrastructure Project)	5.63	2/1/36	3,000,000	b	2,353,980
Toledo-Lucas County Port
Authority, Airport Revenue
(Baxter Global Project)	6.25	11/1/13	900,000		899,136
Toledo-Lucas County Port
Authority, Special Assessment
Revenue (Crocker Park Public
Improvement Project)	5.38	12/1/35	5,000,000		5,039,850
Oregon--.7%
Warm Springs Reservation
Confederated Tribes,
Hydroelectric Revenue (Pelton
Round Butte Project)	6.38	11/1/33	3,300,000		3,658,941
Pennsylvania--2.2%
Commonwealth Financing Authority
of Pennsylvania, Revenue	5.00	6/1/25	1,150,000		1,288,805
JPMorgan Chase Putters/Drivers
Trust) (Series 3916)
(Geisinger Authority, Health
System Revenue (Geisinger
Health System))	5.13	6/1/35	3,000,000	a,b	3,107,520
Pennsylvania Economic Development
Financing Authority,
Unemployment Compensation
Revenue	5.00	7/1/18	2,560,000		2,991,488
Philadelphia,
GO	6.50	8/1/41	3,550,000		3,997,442
Rhode Island--1.1%
Rhode Island Health and
Educational Building
Corporation, Hospital
Financing Revenue (Lifespan
Obligated Group Issue)
(Insured; Assured Guaranty
Municipal Corp.)	7.00	5/15/39	5,000,000		5,620,400
South Carolina--4.1%
Barclays Capital Municipal Trust
Receipts (Series 42W)
(Columbia, Waterworks and
Sewer System Revenue)	5.00	2/1/40	10,000,000	a,b	10,741,800
South Carolina Public Service
Authority, Revenue Obligations	5.50	1/1/38	10,000,000		11,018,300
Tennessee--3.4%
Barclays Capital Municipal Trust
Receipts (Series 25W)
(Rutherford County Health and
Educational Facilities Board,

Revenue (Ascension Health
Senior Credit Group))	5.00	11/15/40	10,000,000	a,b	10,263,000
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue (The
Vanderbilt University)	5.50	10/1/34	7,000,000		7,809,480
Texas--15.0%
Barclays Capital Municipal Trust
Receipts (Series 28W) (Leander
Independent School District,
Unlimited Tax School Building
Bonds (Permanent School Fund
Guarantee Program))	5.00	8/15/40	8,510,000	a,b	9,072,851
Clifton Higher Education Finance
Corporation, Education Revenue
(Uplift Education)	6.00	12/1/30	2,500,000		2,698,000
Dallas and Fort Worth,
Joint Improvement Revenue
(Dallas/Fort Worth
International Airport)	5.00	11/1/42	3,500,000		3,467,835
Dallas Area Rapid Transit,
Senior Lien Sales Tax Revenue	5.25	12/1/48	10,000,000		10,689,900
Gulf Coast Industrial Development
Authority, SWDR (CITGO
Petroleum Corporation Project)	4.88	5/1/25	1,000,000		986,230
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System) (Prerefunded)	7.25	12/1/18	2,000,000	d	2,590,820
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Terminal Improvements Projects)	6.13	7/15/17	1,750,000		1,749,878
Houston,
Combined Utility System First
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.00	11/15/36	5,000,000		5,802,950
JPMorgan Chase Putters/Drivers
Trust (Series 4356) (San
Antonio, Electric and Gas
Systems Junior Lien Revenue)	5.00	2/1/21	11,500,000	a,b	12,033,945
Lower Colorado River Authority,
Transmission Contract Revenue
(Lower Colorado River
Authority Transmission
Services Corporation Project)	5.00	5/15/31	5,000,000		5,333,050
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Corporation)	5.75	1/1/40	10,300,000		11,412,709

North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	5,500,000		5,955,455
Pasadena Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/31	3,175,000		3,474,974
Texas A&M University System Board
of Regents, Financing System
Revenue	4.00	5/15/18	3,110,000		3,467,930
Texas Department of Housing and
Community Affairs, Home
Mortgage Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	13.43	7/2/24	400,000	f	425,832
Utah--.7%
Intermountain Power Agency,
Subordinated Power Supply
Revenue	5.00	7/1/18	3,000,000		3,488,340
Vermont--.4%
Burlington,
Airport Revenue	3.50	7/1/18	2,130,000		2,075,983
Virginia--3.3%
Barclays Capital Municipal Trust
Receipts (Series 17W)
(Virginia Small Business
Financing Authority, Health
Care Facilities Revenue
(Sentara Healthcare))	5.00	11/1/40	10,000,000	a,b	10,267,300
Chesterfield County Economic
Development Authority,
Retirement Facilities First
Mortgage Revenue (Brandermill
Woods Project)	5.13	1/1/43	2,500,000		2,258,800
Virginia Commonwealth
Transportation Board,
Transportation Capital
Projects Revenue	5.00	5/15/22	3,840,000		4,588,646
Washington--4.8%
Barclays Capital Municipal Trust
Receipts (Series 27B) (King
County, Sewer Revenue)	5.00	1/1/29	3,998,716	a,b	4,361,396
Barclays Capital Municipal Trust
Receipts (Series 66W) (King
County, Limited Tax GO
(Payable from Sewer Revenues))	5.13	1/1/33	10,000,000	a,b	10,972,500
Washington Health Care Facilities
Authority, Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA)	6.25	8/1/36	5,975,000		6,829,843
Washington Higher Education
Facilities Authority, Revenue
(Seattle University Project)

(Insured; AMBAC)	5.25	11/1/37	3,000,000	3,191,700
West Virginia--.4%
The County Commission of Harrison
County, SWDR (Allegheny Energy
Supply Company, LLC Harrison
Station Project)	5.50	10/15/37	2,000,000	2,032,680
Wisconsin--1.1%
Public Finance Agency,
Senior Airport Facilities
Revenue (Transportation
Infrastructure Properties, LLC
Obligated Group)	5.00	7/1/42	4,000,000	3,794,880
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	6.40	4/15/33	2,000,000	2,003,040
Wyoming--1.1%
Wyoming Municipal Power Agency,
Power Supply System Revenue	5.50	1/1/33	2,360,000	2,581,014
Wyoming Municipal Power Agency,
Power Supply System Revenue	5.38	1/1/42	2,750,000	2,966,425
U.S. Related--8.2%
Guam,
LOR (Section 30)	5.75	12/1/34	2,000,000	2,109,540
Guam Housing Corporation,
SFMR (Guaranteed
Mortgage-Backed Securities
Program) (Collateralized;
FHLMC)	5.75	9/1/31	965,000	1,027,069
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.63	7/1/40	2,000,000	2,034,120
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.13	7/1/37	4,660,000	3,976,658
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/32	2,000,000	1,881,020
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/39	1,610,000	1,595,349
Puerto Rico Commonwealth,
Public Improvement GO	6.50	7/1/40	2,390,000	2,454,411
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/20	1,785,000	1,850,563
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	2,500,000	2,297,600
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/42	5,840,000	5,150,705
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/38	5,000,000	5,007,050
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	2,500,000	2,500,550
Puerto Rico Sales Tax Financing

Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	11,000,000		11,442,200
Total Long-Term Municipal Investments
(cost $774,947,153)					811,365,084
Short-Term Municipal	Coupon	Maturity	Principal
Investments--.4%	Rate (%)	Date	Amount ($)		Value ($)
Connecticut--.2%
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	0.04	7/1/13	1,000,000	g	1,000,000
Massachusetts--.1%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Baystate
Medical Center Issue) (LOC;
Wells Fargo Bank)	0.03	7/1/13	200,000	g	200,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Wellesley
College Issue)	0.05	7/1/13	200,000	g	200,000
New York--.1%
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.08	7/1/13	600,000	g	600,000
Pennsylvania--.0%
Geisinger Authority,
Health System Revenue
(Geisinger Health System)
(Liquidity Facility; JPMorgan
Chase Bank)	0.04	7/1/13	200,000	g	200,000
Total Short-Term Municipal Investments
(cost $2,200,000)					2,200,000
Total Investments (cost $777,147,153)			154.9%		813,565,084
Liabilities, Less Cash and Receivables			(14.2%)		(74,611,593)
Preferred Stock, at redemption value			(40.7%)		(213,750,000)
Net Assets Applicable to Common Shareholders			100.0%		525,203,491

a	Collateral for floating rate borrowings.
b

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities were valued at $175,739,454 or 33.5% of net assets applicable to Common Shareholders.

c	Security issued with a zero coupon. Income is recognized through the accretion of discount.
d

These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

e	Non-income producing--security in default.
f	Inverse floater security--the interest rate is subject to change periodically. Rate shown is the interest rate in effect at June 30, 2013.
g	Variable rate demand note - rate shown is the interest rate in effect at June 30, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At June 30, 2013, net unrealized appreciation on investments was $36,417,931 of which $46,424,952 related to appreciated investment securities and $10,007,021 related to depreciated investment securities. At June 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of June 30, 2013 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	813,565,084	-	813,565,084

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of

Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Strategic Municipals, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	August 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	August 20, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	August 20, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)